Schedule of impact on consolidated statement of financial position (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023
ImpactOnConsolidatedStatementOfFinancialPositionLineItems [Line Items]
Intangible assets	€ 19,296	€ 23,958	€ 5,076
Goodwill
Total non-current assets	25,643	30,867	31,028
Total assets	32,070	36,078	42,351
Total non-current liabilities			19,257
Total liabilities	15,333	20,842
Net assets	16,737	15,236	2,731
Property, plant and equipment	1,233	307	24,776	€ 24,776
Total non current assets	25,643	30,867	31,028
Inventory			3,672
Other current assets
Total assets	32,070	36,078	42,351
Total non-current liabilities			19,257
Trade and other payables			15,312
Total current liabilities	12,200		20,363
Total liabilities	15,333	20,842
Net Assets	16,737	15,236	€ 2,731
Previously stated [member]
ImpactOnConsolidatedStatementOfFinancialPositionLineItems [Line Items]
Intangible assets	21,522
Goodwill	6,602	18,990
Total non-current assets	29,612	21,124
Total assets	36,039	28,126
Other payables - long-term	3,067	4,260
Total non-current liabilities	3,348	4,415
Total liabilities	15,534	17,426
Net assets	20,505	10,699
Property, plant and equipment		307
Customer relationships
Trade names
Related party receivables		1,827
Total non current assets	29,612	21,124
Inventory		1,130
Other current assets		1,846
Total current assets		7,002
Total assets	36,039	28,126
Total non-current liabilities	3,348	4,415
Trade and other payables		9,133
Total current liabilities		13,011
Total liabilities	15,534	17,426
Net Assets	20,505	10,699
Currently stated [member]
ImpactOnConsolidatedStatementOfFinancialPositionLineItems [Line Items]
Intangible assets	19,296	23,958
Goodwill	4,859	6,602
Total non-current assets	25,643	30,867
Total assets	32,070	36,078
Other payables - long-term	2,866	6,458
Total non-current liabilities	3,147	6,614
Total liabilities	15,333	20,841
Net assets	16,737	15,236
Property, plant and equipment	1,233	307
Customer relationships		19,429
Trade names		4,529
Related party receivables
Total non current assets	25,643	30,867
Inventory	171	1,191
Other current assets	114
Total current assets		5,211
Total assets	32,070	36,078
Total non-current liabilities	3,147	6,614
Trade and other payables	8,829	10,180
Total current liabilities	12,186	14,228
Total liabilities	15,333	20,841
Net Assets	16,737	15,236
Increase (decrease) due to corrections of prior period errors [member]
ImpactOnConsolidatedStatementOfFinancialPositionLineItems [Line Items]
Intangible assets	2,226
Goodwill	1,743	12,388
Total non-current assets	3,969	9,743
Total assets	3,969	7,952
Other payables - long-term	201	2,198
Total non-current liabilities	201	2,198
Total liabilities	201	3,415
Net assets	3,768	4,537
Property, plant and equipment
Customer relationships		19,429
Trade names		4,529
Related party receivables		1,827
Total non current assets	3,969	9,743
Inventory		61
Other current assets		1,846
Total current assets		1,791
Total assets	3,969	7,952
Total non-current liabilities	201	2,198
Trade and other payables		1,047
Total current liabilities		1,217
Total liabilities	201	3,415
Net Assets	€ 3,768	€ 4,537